Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment	$ 5,239,108	$ 715,202
Disposal of property and equipment	4,947	0
Depreciation expenses	519,185	426,275	$ 385,666
Cost of sales	$ 357,058	$ 261,090	$ 243,284